Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 11, 2020
Stock Based Compensation [Line Items]
Common stock shares issued				1,029		1,029	1,029
Common stock shares outstanding				1,029		1,029	1,029
Unrecognized share-based compensation expense				$ 100	$ 200	$ 100
Sharebased compensation expense				$ 110	$ 60	$ 100	$ 100
Sharebased compensation arrangement weighted average contractual term				3 years	3 years	3 years
Sharebased compensation arrangement options vesting period				4 years		4 years
Sharebased compensation arrangement options vesting rights percentage				25.00%		25.00%
Sharebased compensation arrangement options oustanding vested and unvested				3,027,726
Sharebased compensation arrangement vested options oustanding						2,295,821
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Sharebased compensation arrangement options oustanding vested and unvested					3,027,726	3,027,726	3,027,726
Sharebased compensation arrangement vested options oustanding				2,783,398		2,295,821	1,546,551
Sharebased compensation arrangement nonvested options oustanding				244,328		731,905	1,481,175
Profit Interest Units [Member] | APAH Profit Interest Incentive Plan [Member]
Stock Based Compensation [Line Items]
Sharebased compensation arrangement options vesting period				3 years
Share based compensation arrangement by share based payment award, Purchase price of common stock, Percent				1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				840,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				0
Profit Interest Units [Member] | Share-based Payment Arrangement, Tranche One [Member] | APAH Profit Interest Incentive Plan [Member]
Stock Based Compensation [Line Items]
Sharebased compensation arrangement options vesting rights percentage				33.33%
Profit Interest Units [Member] | Share-based Payment Arrangement, Tranche Two [Member] | APAH Profit Interest Incentive Plan [Member]
Stock Based Compensation [Line Items]
Sharebased compensation arrangement options vesting rights percentage				33.33%
Profit Interest Units [Member] | Share-based Payment Arrangement, Tranche Three [Member] | APAH Profit Interest Incentive Plan [Member]
Stock Based Compensation [Line Items]
Sharebased compensation arrangement options vesting rights percentage				33.33%
CBRE Acquisition Holdings Inc [Member]
Stock Based Compensation [Line Items]
Sale of stock, number of shares issued in transaction			2,300,000
Sale of stock issue price per share			$ 0.01
Unrecognized share-based compensation expense				$ 115,000		$ 250,000
CBRE Acquisition Holdings Inc [Member] | Private Placement Warrants [Member]
Stock Based Compensation [Line Items]
Sale of stock, number of shares issued in transaction	7,366,667
Sale of stock issue price per share	$ 1.50
CBRE Acquisition Holdings Inc [Member] | Common Class B [Member]
Stock Based Compensation [Line Items]
Common stock shares issued				2,012,500		2,012,500		2,012,500	2,012,500
Common stock shares outstanding				2,012,500		2,012,500
Sale of stock issue price per share				$ 0.0001		$ 0.0001		$ 0.0001
CBRE Acquisition Holdings Inc [Member] | Director [Member]
Stock Based Compensation [Line Items]
Sale of stock, number of shares issued in transaction		201,250
Shares issued shares share based payment arrangement forfeited		287,500